Consideration Receivable	12 Months Ended
Dec. 31, 2019
Consideration Receivable.
Consideration Receivable

5.          Consideration Receivable

Consideration receivable of HK$165,506 in 2018 represents the fourth and final installment of the total consideration for the sale of 100% equity interest in PIHL to SYB and SYIM. The transaction is disclosed in Note 1. The Company received the fourth and final installment of RMB137.37 million (HK$165,506) in May 2019.